UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of January 31, 2017 (Unaudited)

Deutsche Global High Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 96.3%
Consumer Discretionary 23.9%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026		1,445,000	1,418,817
Allison Transmission, Inc., 144A, 5.0%, 10/1/2024		1,025,000	1,032,688
Ally Financial, Inc., 4.125%, 3/30/2020		2,615,000	2,657,494
Altice Financing SA:
144A, 6.5%, 1/15/2022		330,000	344,025
144A, 7.5%, 5/15/2026		2,630,000	2,774,650
Altice Finco SA, 144A, 8.125%, 1/15/2024		200,000	212,500
Altice Luxembourg SA:
144A, 7.25%, 5/15/2022	EUR	890,000	1,022,003
144A, 7.75%, 5/15/2022		2,000,000	2,122,500
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		1,630,000	1,670,750
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		2,155,000	2,203,487
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		30,000	29,400
Beacon Roofing Supply, Inc., 6.375%, 10/1/2023		420,000	450,450
Boyd Gaming Corp., 6.875%, 5/15/2023		310,000	332,878
CalAtlantic Group, Inc., 5.25%, 6/1/2026		2,030,000	2,014,775
Caleres, Inc., 6.25%, 8/15/2023		270,000	282,150
Carlson Travel, Inc.:
144A, 6.75%, 12/15/2023 (b)		1,800,000	1,869,750
144A, 9.5%, 12/15/2024		2,600,000	2,743,000
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		335,000	347,563
144A, 5.125%, 5/1/2027 (c)		1,435,000	1,461,906
144A, 5.5%, 5/1/2026		3,770,000	3,949,075
144A, 5.875%, 4/1/2024		765,000	820,944
144A, 5.875%, 5/1/2027		1,040,000	1,103,378
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		1,216,000	1,232,720
144A, 6.375%, 9/15/2020		1,655,000	1,700,512
Churchill Downs, Inc., 5.375%, 12/15/2021		375,000	389,063
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		255,000	257,295
Series B, 6.5%, 11/15/2022		690,000	720,360
Series A, 7.625%, 3/15/2020		210,000	204,225
Cogeco Communications, Inc., 144A, 4.875%, 5/1/2020		1,865,000	1,920,950
CSC Holdings LLC:
5.25%, 6/1/2024		500,000	502,500
144A, 5.5%, 4/15/2027		2,970,000	3,014,550
144A, 6.625%, 10/15/2025		300,000	327,375
144A, 10.125%, 1/15/2023		1,395,000	1,617,335
144A, 10.875%, 10/15/2025		720,000	856,800
Dana, Inc.:
5.375%, 9/15/2021		200,000	207,500
5.5%, 12/15/2024		410,000	426,400
DISH DBS Corp.:
5.875%, 7/15/2022		1,000,000	1,039,500
6.75%, 6/1/2021		2,590,000	2,782,644
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020 (b)		945,000	966,357
5.25%, 4/15/2023 (b)		6,000,000	6,150,000
Goodyear Tire & Rubber Co., 5.0%, 5/31/2026		585,000	589,388
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		930,000	941,625
144A, 5.25%, 12/15/2023		1,505,000	1,508,762
Hanesbrands Finance Luxembourg SCA, 144A, 3.5%, 6/15/2024	EUR	990,000	1,103,277
HD Supply, Inc., 144A, 5.75%, 4/15/2024		405,000	426,263
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		285,000	299,250
HP Pelzer Holding GmbH, 144A, 7.5%, 7/15/2021	EUR	1,335,000	1,531,203
Lennar Corp.:
4.125%, 1/15/2022		1,150,000	1,159,717
4.75%, 11/15/2022		600,000	615,378
Live Nation Entertainment, Inc., 144A, 5.375%, 6/15/2022		105,000	109,594
LKQ Italia Bondco SpA, 144A, 3.875%, 4/1/2024	EUR	880,000	1,002,683
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		355,000	308,850
Mediacom Broadband LLC, 6.375%, 4/1/2023		440,000	460,900
Mobilux Finance SAS, 144A, 5.5%, 11/15/2024	EUR	700,000	785,241
NCL Corp., Ltd.:
144A, 4.625%, 11/15/2020		610,000	623,725
144A, 4.75%, 12/15/2021		675,000	680,603
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		310,000	316,588
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027 (b)		960,000	961,219
Penske Automotive Group, Inc.:
5.375%, 12/1/2024		685,000	688,425
5.5%, 5/15/2026		745,000	741,275
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		265,000	272,288
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023		140,000	141,750
144A, 5.375%, 4/15/2023		50,000	50,859
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		235,000	238,525
SFR Group SA:
144A, 6.0%, 5/15/2022		860,000	884,725
144A, 7.375%, 5/1/2026		1,685,000	1,729,231
Springs Industries, Inc., 6.25%, 6/1/2021		565,000	584,775
Suburban Propane Partners LP, 5.75%, 3/1/2025		300,000	306,750
Telenet Finance VI Luxembourg SCA, 144A, 4.875%, 7/15/2027	EUR	2,000,000	2,257,234
Toll Brothers Finance Corp., 4.875%, 11/15/2025		1,685,000	1,689,212
Unitymedia GmbH, 144A, 3.75%, 1/15/2027	EUR	1,200,000	1,229,334
Unitymedia Hessen GmbH & Co., KG:
144A, 3.5%, 1/15/2027	EUR	2,000,000	2,136,546
144A, 4.0%, 1/15/2025	EUR	890,000	996,754
144A, 5.5%, 1/15/2023		4,990,000	5,189,600
UPCB Finance IV Ltd.:
144A, 4.0%, 1/15/2027	EUR	2,000,000	2,163,231
144A, 5.375%, 1/15/2025		5,085,000	5,161,275
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		520,000	499,200
144A, 8.5%, 10/15/2022		390,000	409,988
Virgin Media Finance PLC, 144A, 4.5%, 1/15/2025	EUR	1,000,000	1,104,706
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		3,490,000	3,501,761
144A, 5.5%, 8/15/2026		790,000	801,850
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		370,000	370,925
Ziggo Bond Finance BV, 144A, 4.625%, 1/15/2025	EUR	870,000	983,775
			102,738,529
Consumer Staples 3.4%
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023		3,170,000	3,400,459
Cott Beverages, Inc.:
5.375%, 7/1/2022		915,000	936,960
6.75%, 1/1/2020		410,000	424,965
Cott Corp., 144A, 5.5%, 7/1/2024	EUR	2,500,000	2,853,280
FAGE International SA, 144A, 5.625%, 8/15/2026		2,040,000	2,066,765
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		2,475,000	2,595,656
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		815,000	836,598
144A, 7.25%, 6/1/2021		1,050,000	1,084,650
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		190,000	201,400
Smithfield Foods, Inc., 6.625%, 8/15/2022		17,000	18,041
			14,418,774
Energy 15.6%
Antero Midstream Partners LP, 144A, 5.375%, 9/15/2024		675,000	690,188
Antero Resources Corp.:
5.125%, 12/1/2022		730,000	735,475
5.375%, 11/1/2021		520,000	533,650
5.625%, 6/1/2023		415,000	423,300
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		1,560,000	1,599,000
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (b)		520,000	533,650
Cheniere Corpus Christi Holdings LLC:
144A, 5.875%, 3/31/2025		970,000	1,025,775
144A, 7.0%, 6/30/2024		2,475,000	2,762,719
Chesapeake Energy Corp.:
6.625%, 8/15/2020 (b)		2,500,000	2,512,500
144A, 8.0%, 1/15/2025 (b)		650,000	665,844
Continental Resources, Inc.:
3.8%, 6/1/2024		750,000	700,313
4.5%, 4/15/2023		700,000	691,250
5.0%, 9/15/2022 (b)		2,183,000	2,226,660
Corral Petroleum Holdings AB, 144A, 11.75%, 5/15/2021 (PIK)	EUR	1,000,000	1,091,158
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		400,000	413,600
6.25%, 4/1/2023		1,745,000	1,801,712
Diamondback Energy, Inc., 144A, 4.75%, 11/1/2024		1,335,000	1,333,331
EP Energy LLC, 144A, 8.0%, 11/29/2024		400,000	432,000
Gulfport Energy Corp.:
144A, 6.0%, 10/15/2024		365,000	371,844
144A, 6.375%, 5/15/2025		640,000	656,000
6.625%, 5/1/2023		210,000	219,450
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		895,000	881,575
144A, 5.75%, 10/1/2025		735,000	741,431
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		800,000	838,000
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		345,000	347,156
Laredo Petroleum, Inc.:
5.625%, 1/15/2022 (b)		700,000	710,500
6.25%, 3/15/2023 (b)		630,000	659,138
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		3,340,000	3,106,200
144A, 6.5%, 1/15/2025 (b)		1,345,000	1,358,450
Murphy Oil Corp., 6.875%, 8/15/2024 (b)		590,000	632,775
Newfield Exploration Co.:
5.375%, 1/1/2026		2,310,000	2,390,850
5.75%, 1/30/2022		260,000	276,900
Noble Holding International Ltd.:
7.2%, 4/1/2025 (b)		480,000	475,200
7.75%, 1/15/2024 (b)		1,825,000	1,813,594
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		185,000	189,163
6.875%, 3/15/2022		1,430,000	1,465,750
6.875%, 1/15/2023		360,000	368,550
Parsley Energy LLC, 144A, 5.375%, 1/15/2025		510,000	522,750
PDC Energy, Inc., 144A, 6.125%, 9/15/2024		860,000	898,700
Petrobras Global Finance BV, 6.125%, 1/17/2022 (b)		318,000	328,017
Precision Drilling Corp., 144A, 7.75%, 12/15/2023		390,000	421,200
Range Resources Corp.:
4.875%, 5/15/2025		1,315,000	1,279,758
144A, 5.0%, 8/15/2022		1,950,000	1,961,700
144A, 5.875%, 7/1/2022		395,000	413,763
Rice Energy, Inc., 7.25%, 5/1/2023 (b)		1,105,000	1,185,112
Rowan Companies, Inc., 7.375%, 6/15/2025		620,000	647,900
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		1,430,000	1,544,400
Sunoco LP:
5.5%, 8/1/2020		320,000	327,200
6.375%, 4/1/2023		2,505,000	2,571,382
Targa Resources Partners LP, 144A, 5.375%, 2/1/2027		1,450,000	1,502,562
Tesoro Corp.:
144A, 4.75%, 12/15/2023		1,500,000	1,541,250
144A, 5.125%, 12/15/2026		1,065,000	1,110,262
Tesoro Logistics LP:
5.25%, 1/15/2025		1,495,000	1,558,537
6.375%, 5/1/2024		225,000	244,406
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025 (c)		310,000	316,975
Weatherford International Ltd.:
4.5%, 4/15/2022 (b)		1,695,000	1,508,550
144A, 9.875%, 2/15/2024 (b)		2,715,000	2,932,200
Whiting Petroleum Corp.:
5.0%, 3/15/2019		715,000	727,513
5.75%, 3/15/2021 (b)		2,200,000	2,222,000
WildHorse Resource Development Corp., 144A, 6.875%, 2/1/2025 (c)		1,405,000	1,399,731
WPX Energy, Inc.:
5.25%, 9/15/2024 (b)		510,000	502,192
6.0%, 1/15/2022 (b)		400,000	416,000
7.5%, 8/1/2020		500,000	542,500
8.25%, 8/1/2023		800,000	910,000
			67,211,211
Financials 2.2%
Alliance Data Systems Corp., 144A, 5.25%, 11/15/2023	EUR	750,000	831,218
CIT Group, Inc.:
5.0%, 8/15/2022		2,900,000	3,037,750
5.0%, 8/1/2023		500,000	521,250
CNO Financial Group, Inc., 5.25%, 5/30/2025		315,000	317,075
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026		1,365,000	1,443,733
Hexion 2 U.S. Finance Corp., 144A, 10.375%, 2/1/2022 (c)		250,000	255,000
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		295,000	312,737
Mercury Bondco PLC, 144A, 8.25%, 5/30/2021 (PIK)	EUR	2,000,000	2,280,443
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		370,000	373,700
			9,372,906
Health Care 6.3%
Alere, Inc., 144A, 6.375%, 7/1/2023		420,000	424,988
Concordia International Corp., 144A, 9.0%, 4/1/2022 (b)		480,000	407,400
Endo Finance LLC:
144A, 5.375%, 1/15/2023		455,000	381,063
144A, 5.75%, 1/15/2022		425,000	370,281
Endo Ltd.:
144A, 6.0%, 7/15/2023		465,000	396,413
144A, 6.0%, 2/1/2025		315,000	256,331
Fresenius U.S. Finance II, Inc., 144A, 4.5%, 1/15/2023		3,495,000	3,608,587
HCA, Inc.:
4.5%, 2/15/2027		3,225,000	3,180,656
4.75%, 5/1/2023		2,000,000	2,072,500
5.25%, 6/15/2026		1,245,000	1,297,912
5.875%, 2/15/2026		3,025,000	3,146,000
7.5%, 2/15/2022		799,000	908,862
HomeVi SAS, 144A, 6.875%, 8/15/2021	EUR	2,220,000	2,546,462
Horizon Pharma, Inc., 6.625%, 5/1/2023 (b)		325,000	312,813
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024 (b)		610,000	584,075
5.875%, 12/1/2023 (b)		615,000	611,925
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020 (b)		170,000	167,450
144A, 5.625%, 10/15/2023 (b)		345,000	305,756
Tenet Healthcare Corp.:
4.463% **, 6/15/2020		395,000	399,938
144A, 7.5%, 1/1/2022		625,000	670,312
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		1,775,000	1,526,500
144A, 5.875%, 5/15/2023		720,000	548,100
144A, 6.125%, 4/15/2025		1,485,000	1,111,894
144A, 6.375%, 10/15/2020		250,000	219,063
144A, 7.5%, 7/15/2021		2,100,000	1,824,375
			27,279,656
Industrials 7.9%
ADT Corp.:
3.5%, 7/15/2022		300,000	283,500
6.25%, 10/15/2021		1,000,000	1,087,500
Allegion PLC, 5.875%, 9/15/2023		555,000	591,075
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		500,000	470,000
Astaldi SpA, 144A, 7.125%, 12/1/2020	EUR	1,120,000	1,261,460
Belden, Inc., 144A, 5.5%, 9/1/2022		655,000	676,287
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		1,680,000	1,650,600
144A, 6.0%, 10/15/2022		520,000	508,300
144A, 8.75%, 12/1/2021		242,000	261,663
Covanta Holding Corp., 5.875%, 3/1/2024		425,000	422,875
EnerSys, 144A, 5.0%, 4/30/2023		105,000	106,838
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		240,000	246,600
FTI Consulting, Inc., 6.0%, 11/15/2022		390,000	405,600
Garda World Security Corp., 144A, 7.25%, 11/15/2021		315,000	301,613
IHO Verwaltungs GmbH, 144A, 4.5%, 9/15/2023 (PIK)		798,000	790,020
Kenan Advantage Group, Inc., 144A, 7.875%, 7/31/2023		545,000	557,944
Koppers, Inc., 144A, 6.0%, 2/15/2025		1,235,000	1,278,225
Manitowoc Foodservice, Inc., 9.5%, 2/15/2024		307,000	353,050
Masonite International Corp., 144A, 5.625%, 3/15/2023		445,000	460,575
Mercer International, Inc., 144A, 6.5%, 2/1/2024 (c)		620,000	623,689
Moog, Inc., 144A, 5.25%, 12/1/2022		370,000	377,400
Novafives SAS, 144A, 4.5%, 6/30/2021	EUR	300,000	308,143
Novelis Corp.:
144A, 5.875%, 9/30/2026		1,485,000	1,507,275
144A, 6.25%, 8/15/2024		785,000	826,212
Oshkosh Corp., 5.375%, 3/1/2025		50,000	51,688
Paprec Holding SA, 144A, 5.25%, 4/1/2022	EUR	2,080,000	2,371,953
Park Aerospace Holdings Ltd.:
144A, 5.25%, 8/15/2022 (c)		225,000	230,625
144A, 5.5%, 2/15/2024 (c)		1,440,000	1,478,880
Ply Gem Industries, Inc., 6.5% , 2/1/2022		1,206,000	1,247,198
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		80,000	86,700
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025		1,560,000	1,593,150
Summit Materials LLC:
6.125%, 7/15/2023		705,000	727,912
8.5%, 4/15/2022		310,000	344,100
TA Manufacturing Ltd., 144A, 3.625%, 4/15/2023	EUR	1,395,000	1,538,883
Titan International, Inc., 6.875%, 10/1/2020		345,000	345,000
United Rentals North America, Inc., 5.5%, 5/15/2027		635,000	640,556
WESCO Distribution, Inc., 5.375%, 6/15/2024		675,000	687,656
XPO Logistics, Inc., 144A, 6.125%, 9/1/2023		300,000	309,750
ZF North America Capital, Inc.:
144A, 4.5%, 4/29/2022		960,000	985,200
144A, 4.75%, 4/29/2025		5,900,000	5,998,530
			33,994,225
Information Technology 3.1%
Cardtronics, Inc., 5.125%, 8/1/2022		290,000	294,350
Diamond 1 Finance Corp.:
144A, 5.875%, 6/15/2021		545,000	574,900
144A, 7.125%, 6/15/2024		1,000,000	1,094,879
Entegris, Inc., 144A, 6.0%, 4/1/2022		310,000	323,950
First Data Corp., 144A, 7.0%, 12/1/2023		2,200,000	2,333,100
Match Group, Inc., 6.375%, 6/1/2024		425,000	455,813
Micron Technology, Inc.:
5.5%, 2/1/2025		430,000	432,150
144A, 7.5%, 9/15/2023		1,310,000	1,454,100
Netflix, Inc., 5.875%, 2/15/2025		500,000	542,500
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		310,000	329,375
United Group BV, 144A, 7.875%, 11/15/2020	EUR	2,730,000	3,085,692
Western Digital Corp.:
144A, 7.375%, 4/1/2023		1,140,000	1,254,000
144A, 10.5%, 4/1/2024		622,000	732,405
Zayo Group LLC, 144A, 5.75%, 1/15/2027		355,000	363,449
			13,270,663
Materials 19.4%
AK Steel Corp.:
7.5%, 7/15/2023		700,000	766,766
7.625%, 5/15/2020 (b)		1,170,000	1,193,400
Alpha 3 BV, 144A, 6.25%, 2/1/2025		800,000	800,000
Anglo American Capital PLC:
REG S, 2.5%, 9/18/2018	EUR	3,000,000	3,343,751
144A, 3.625%, 5/14/2020		1,000,000	1,007,500
144A, 4.125%, 9/27/2022		940,000	948,366
144A, 4.875%, 5/14/2025		3,940,000	3,989,250
Ardagh Packaging Finance PLC:
144A, 4.25%, 1/15/2022	EUR	300,000	333,533
144A, 4.625%, 5/15/2023		1,560,000	1,574,625
144A, 6.0%, 2/15/2025		1,910,000	1,921,937
144A, 7.25%, 5/15/2024		1,055,000	1,130,169
Axalta Coating Systems LLC, 144A, 4.25%, 8/15/2024	EUR	970,000	1,110,146
Berry Plastics Corp., 5.5%, 5/15/2022		855,000	889,200
Cascades, Inc., 144A, 5.5%, 7/15/2022		300,000	304,125
Cemex SAB de CV, 144A, 7.75%, 4/16/2026 (b)		2,858,000	3,175,952
Chemours Co., 6.125%, 5/15/2023	EUR	4,740,000	5,117,484
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		353,000	350,794
Constellium NV:
144A, 4.625%, 5/15/2021	EUR	1,150,000	1,223,424
144A, 5.75%, 5/15/2024		425,000	409,063
144A, 7.875%, 4/1/2021		1,720,000	1,846,850
Flex Acquisition Co., Inc., 144A, 6.875%, 1/15/2025		620,000	630,308
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022		700,000	654,500
3.875%, 3/15/2023		1,250,000	1,153,125
4.0%, 11/14/2021 (b)		1,000,000	975,000
144A, 6.875%, 2/15/2023		700,000	729,750
Graphic Packaging International, Inc., 4.125%, 8/15/2024		1,975,000	1,920,687
Greif Nevada Holdings, Inc. SCS, 144A, 7.375%, 7/15/2021	EUR	1,500,000	1,981,557
Hexion, Inc., 6.625%, 4/15/2020		1,096,000	1,022,020
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		185,000	195,638
144A, 7.625%, 1/15/2025		295,000	315,650
Huntsman International LLC:
4.25%, 4/1/2025	EUR	3,070,000	3,347,205
5.125%, 4/15/2021	EUR	3,385,000	3,982,976
Kaiser Aluminum Corp., 5.875%, 5/15/2024		695,000	728,013
Nyrstar Netherlands Holdings BV, 144A, 8.5%, 9/15/2019	EUR	500,000	589,169
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		515,000	537,531
Platform Specialty Products Corp., 144A, 10.375%, 5/1/2021		1,250,000	1,387,500
PSPC Escrow Corp., 144A, 6.0%, 2/1/2023	EUR	870,000	967,584
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		7,970,000	8,150,919
144A, 7.0%, 7/15/2024		925,000	985,587
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		245,000	252,656
144A, 5.125%, 12/1/2024		125,000	129,531
SPCM SA:
144A, 2.875%, 6/15/2023	EUR	1,000,000	1,090,338
144A, 6.0%, 1/15/2022		815,000	845,562
Teck Resources Ltd.:
3.75%, 2/1/2023 (b)		1,600,000	1,554,000
4.5%, 1/15/2021		6,695,000	6,812,162
4.75%, 1/15/2022		700,000	717,500
6.125%, 10/1/2035		1,750,000	1,789,375
6.25%, 7/15/2041		1,800,000	1,849,500
Tronox Finance LLC:
6.375%, 8/15/2020		1,705,000	1,638,931
144A, 7.5%, 3/15/2022		1,460,000	1,423,500
United States Steel Corp., 144A, 8.375%, 7/1/2021		1,925,000	2,136,750
Valvoline, Inc., 144A, 5.5%, 7/15/2024		375,000	393,750
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		205,000	214,994
144A, 5.625%, 10/1/2024		670,000	706,013
			83,245,616
Real Estate 0.6%
CyrusOne LP, (REIT), 6.375%, 11/15/2022		685,000	722,675
Equinix, Inc.:
(REIT), 5.75%, 1/1/2025		380,000	400,900
(REIT), 5.875%, 1/15/2026		365,000	387,813
MPT Operating Partnership LP:
(REIT), 5.25%, 8/1/2026		170,000	167,025
(REIT), 6.375%, 3/1/2024		770,000	813,312
			2,491,725
Telecommunication Services 10.7%
Bulgarian Telecommunications Co. EAD, 144A, 6.625%, 11/15/2018	EUR	1,000,000	1,097,761
CenturyLink, Inc.:
Series S, 6.45%, 6/15/2021		695,000	738,438
Series W, 6.75%, 12/1/2023		300,000	308,625
Series Y, 7.5%, 4/1/2024 (b)		1,555,000	1,646,356
Digicel Ltd., 144A, 6.75%, 3/1/2023		785,000	729,559
eircom Finance DAC, 144A, 4.5%, 5/31/2022	EUR	500,000	562,743
Frontier Communications Corp.:
6.25%, 9/15/2021 (b)		610,000	570,350
7.125%, 1/15/2023		275,000	246,125
10.5%, 9/15/2022		505,000	526,149
11.0%, 9/15/2025		800,000	809,000
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		415,000	456,807
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024 (b)		2,303,000	2,389,362
Matterhorn Telecom Holding SA, 144A, 4.875%, 5/1/2023	EUR	3,000,000	3,307,933
Matterhorn Telecom SA, 144A, 3.875%, 5/1/2022	EUR	1,000,000	1,106,487
Play Finance 1 SA, 144A, 6.5%, 8/1/2019	EUR	100,000	111,458
SoftBank Group Corp.:
REG S, 4.75%, 7/30/2025	EUR	600,000	710,851
REG S, 5.375%, 7/30/2022		2,200,000	2,301,750
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		4,000,000	4,345,000
7.0%, 8/15/2020		1,750,000	1,872,500
Sprint Corp.:
7.125%, 6/15/2024		2,015,000	2,105,675
7.25%, 9/15/2021		2,000,000	2,143,000
7.625%, 2/15/2025		1,000,000	1,071,875
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024		5,062,000	5,378,375
6.125%, 1/15/2022		210,000	222,075
6.375%, 3/1/2025		1,019,000	1,101,794
6.5%, 1/15/2026		35,000	38,456
Telecom Italia SpA, 144A, 5.303%, 5/30/2024		2,000,000	2,011,000
Telesat Canada, 144A, 8.875%, 11/15/2024		730,000	782,925
Wind Acquisition Finance SA:
144A, 3.673% **, 7/15/2020	EUR	400,000	433,419
144A, 6.5%, 4/30/2020		380,000	394,250
Windstream Services LLC:
7.75%, 10/15/2020 (b)		1,815,000	1,853,569
7.75%, 10/1/2021 (b)		2,000,000	2,040,420
Zayo Group LLC:
6.0%, 4/1/2023		1,430,000	1,494,350
6.375%, 5/15/2025		1,005,000	1,063,421
			45,971,858
Utilities 3.2%
AmeriGas Partners LP, 5.5%, 5/20/2025		1,375,000	1,409,375
Calpine Corp.:
5.375%, 1/15/2023 (b)		490,000	482,650
5.75%, 1/15/2025		1,490,000	1,456,475
Dynegy, Inc.:
7.375%, 11/1/2022		1,800,000	1,777,500
7.625%, 11/1/2024 (b)		1,940,000	1,847,850
NGL Energy Partners LP, 5.125%, 7/15/2019		395,000	395,000
NRG Energy, Inc.:
6.25%, 7/15/2022		4,300,000	4,429,000
144A, 6.625%, 1/15/2027		365,000	362,262
144A, 7.25%, 5/15/2026 (b)		1,335,000	1,396,744
7.875%, 5/15/2021		63,000	65,363
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019 (b)		200,000	193,500
			13,815,719
Total Corporate Bonds (Cost $403,604,562)			413,810,882
Government & Agency Obligations 0.6%
Other Government Related (d) 0.1%
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		400,000	425,700
U.S. Treasury Obligation 0.5%
U.S. Treasury Note, 0.75%, 10/31/2017		2,100,000	2,099,672
Total Government & Agency Obligations (Cost $2,500,338)			2,525,372
Convertible Bonds 0.3%
Energy 0.0%
Chesapeake Energy Corp., 2.5%, 5/15/2037		3,000	2,955
Materials 0.3%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (PIK)		1,408,679	1,415,159
Total Convertible Bonds (Cost $1,393,563)			1,418,114
		Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.		336	8,800
Materials 0.0%
GEO Specialty Chemicals, Inc.*		136,977	52,832
GEO Specialty Chemicals, Inc. 144A*		1,703	657
			53,489
Total Common Stocks (Cost $216,291)			62,289
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $239,283)		1,219	9,932
Securities Lending Collateral 11.3%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.51% (e) (f) (Cost $48,261,090)		48,261,090	48,261,090
Cash Equivalents 1.1%
Deutsche Central Cash Management Government Fund, 0.54% (e) (Cost $4,662,688)		4,662,688	4,662,688
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $460,877,815) †		109.6	470,750,367
Other Assets and Liabilities, Net		(9.6)	(41,178,340)
Net Assets		100.0	429,572,027

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2017.
†	The cost for federal income tax purposes was $460,903,106. At January 31, 2017, net unrealized appreciation for all securities based on tax cost was $9,847,261. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,495,753 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,648,492.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2017 amounted to $46,359,705, which is 10.8% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
OJSC: Open Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
As of January 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	60,855,449	USD	64,994,654	2/28/2017	(766,338)	Merrill Lynch & Co., Inc.

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Corporate Bonds	$—	$413,810,882	$—	$413,810,882
Government & Agency Obligations	—	2,525,372	—	2,525,372
Convertible Bonds	—	2,955	1,415,159	1,418,114
Common Stocks (g)	8,800	—	53,489	62,289
Warrants	—	—	9,932	9,932
Short-Term Investments (g)	52,923,778	—	—	52,923,778
Total	$52,932,578	$416,339,209	$1,478,580	$470,750,367
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Exchange Contracts	$—	$(766,338)	$—	$(766,338)
Total	$—	$(766,338)	$—	$(766,338)

There have been no transfers between fair value measurement levels during the period ended January 31, 2017.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (766,338)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global High Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2017